Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2020

CFL-QTLY-0121
1.810701.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.6%
	Principal Amount (000s)	Value (000s)
California - 95.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24 (Pre-Refunded to 2/1/22 @ 100)	$1,050	$1,108
5% 8/1/25 (Pre-Refunded to 2/1/22 @ 100)	1,245	1,314
5% 8/1/27 (Pre-Refunded to 2/1/22 @ 100)	300	317
5% 8/1/28 (Pre-Refunded to 2/1/22 @ 100)	400	422
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,360
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	3,103
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	11,530	12,903
5% 10/1/25	5,245	5,869
Series 2016 B:
5% 10/1/34	2,500	2,931
5% 10/1/35	4,000	4,680
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,810
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	900	1,009
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	5,080
Antelope Valley Cmnty. College District Series A:
5% 8/1/31	1,325	1,656
5% 8/1/32	1,345	1,674
5% 8/1/33	1,805	2,238
5% 8/1/34	3,000	3,699
5% 8/1/35	4,000	4,917
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (a)	3,000	3,307
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,623
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,109
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,234
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	4,355	4,667
5% 6/1/28 (Pre-Refunded to 6/1/22 @ 100)	3,045	3,263
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	509
5% 6/1/28	420	545
5% 6/1/29	500	664
5% 6/1/30	300	405
5% 6/1/31	300	401
5% 6/1/32	250	331
5% 6/1/33	250	327
California Dept. of Wtr. Resources Series AI, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	2,700	2,830
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,271
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,744
Series 2017 C:
5% 4/1/30	650	838
5% 4/1/31	890	1,143
5% 4/1/33	1,245	1,583
Series 2018 A:
5% 10/1/34	760	960
5% 10/1/36	840	1,053
5% 10/1/38	620	773
5% 10/1/42	4,000	4,924
5% 10/1/46	6,235	7,618
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	120	121
5.75% 5/1/30	90	90
Series 2010, 6% 3/1/33	3,920	3,921
Series 2012, 5.25% 4/1/35	3,500	3,723
Series 2019:
5% 10/1/22	10,000	10,875
5% 10/1/25	5,720	7,009
Series 2020:
4% 3/1/23	5,000	5,422
4% 3/1/24	7,500	8,405
4% 11/1/39	5,500	6,804
5% 11/1/27	2,000	2,608
5% 11/1/28	5,000	6,681
5% 3/1/32	4,800	6,514
5% 3/1/33	5,000	6,744
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,697
5% 11/15/23	2,000	2,157
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,113
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,281
5% 11/15/36	5,000	6,268
5% 11/15/37	3,000	3,748
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,797
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,856
Series 2011 D:
5% 8/15/22 (Pre-Refunded to 8/15/21 @ 100)	900	930
5% 8/15/23 (Pre-Refunded to 8/15/21 @ 100)	700	724
5% 8/15/25 (Pre-Refunded to 8/15/21 @ 100)	2,000	2,068
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	3,335	4,101
Series 2017 A:
4% 11/1/38	5,475	6,286
5% 11/15/32	1,400	1,780
Series 2018 A, 5% 11/15/27	500	641
Series 2020 A, 4% 4/1/49	7,000	7,947
California Hsg. Fin. Agcy. Series 2019 A, 4% 3/20/33	6,903	7,695
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	6,500	8,144
5% 8/1/49	11,000	13,682
California Infrastructure and Econ. Dev. Bank Rev. Series 2020, 4% 7/1/50	7,125	8,137
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,396
5% 6/1/33	2,320	2,853
5% 6/1/34	5,290	6,492
5% 6/1/35	5,110	6,259
5% 6/1/36	5,830	7,122
5% 6/1/37	3,000	3,656
Series 2019 A, 2.65% 8/1/36	9,865	10,679
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	353
5% 10/1/26	715	843
5% 10/1/28	2,130	2,527
5% 10/1/32	1,000	1,166
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,387
4% 5/15/30	1,575	1,868
4% 5/15/31	2,150	2,541
4% 5/15/32	1,000	1,176
5% 5/15/33	895	1,106
5% 5/15/34	1,000	1,234
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	294
5% 8/15/29	245	310
5% 8/15/30	225	283
5% 8/15/33	750	933
5% 8/15/36	1,435	1,773
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,810
5% 12/31/34 (b)	3,000	3,602
5% 12/31/35 (b)	2,500	2,992
5% 12/31/37 (b)	4,000	4,756
5% 12/31/38 (b)	5,000	5,932
5% 12/31/43 (b)	6,000	7,036
5% 12/31/47 (b)	5,000	5,830
(Pomona College Proj.) Series 2017:
4% 1/1/37 (Pre-Refunded to 1/1/28 @ 100)	1,250	1,550
4% 1/1/38 (Pre-Refunded to 1/1/28 @ 100)	1,500	1,860
5% 1/1/32 (Pre-Refunded to 1/1/28 @ 100)	1,000	1,309
5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	655
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,263
5% 6/1/28	1,000	1,255
5% 6/1/30	1,555	1,928
5% 6/1/32	1,000	1,230
5% 6/1/33	1,000	1,224
5% 6/1/35	1,000	1,217
5% 6/1/43	3,750	4,468
Series 2016 A, 5% 11/1/36 (c)	1,000	1,076
Series 2017 A:
5% 7/1/29	575	690
5% 7/1/31	1,000	1,192
5% 7/1/32	1,400	1,661
5% 7/1/33	1,000	1,176
5% 7/1/34	1,395	1,637
5% 7/1/35	1,500	1,753
5% 7/1/36	1,500	1,748
5% 7/1/37	1,250	1,453
Series 2017 B:
5% 7/1/28	1,250	1,510
5% 7/1/29	1,300	1,561
5% 7/1/30	750	897
5% 7/1/31	800	953
5% 7/1/32	1,385	1,643
Series 2017:
5% 10/1/27	500	598
5% 10/1/36	1,250	1,443
5% 10/1/37	500	576
5% 10/1/39	1,750	2,005
Series 2018:
5% 10/1/31	200	244
5% 10/1/32	225	273
5% 10/1/33	225	272
5% 10/1/34	225	271
5% 10/1/35	225	271
5% 10/1/36	250	300
5% 10/1/37	550	658
5% 10/1/38	345	412
Series 2019 A:
5% 4/1/30	3,000	3,892
5% 4/1/31	2,000	2,574
5% 4/1/32	3,000	3,840
5% 4/1/35	1,780	2,243
5% 4/1/36	1,125	1,411
5% 4/1/37	1,475	1,845
5% 4/1/40	2,500	3,092
5% 4/1/41	3,865	4,768
Series 2019:
5% 7/1/34	825	1,057
5% 7/1/39	1,000	1,259
5% 7/1/49	2,100	2,584
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.23%, tender 1/4/21 (a)	5,000	5,000
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,281
5% 11/15/49	2,500	2,748
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,933
5% 5/15/27	4,635	5,528
5% 5/15/34	10,000	11,840
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,584
5% 5/15/35	1,955	2,287
5% 5/15/36	1,500	1,749
5% 5/15/43	1,500	1,718
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	8,177
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,465	1,231
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,260
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,784
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	9,909
5.25% 10/1/24	4,170	4,344
5.25% 10/1/25	2,875	2,995
5.75% 10/1/31	4,000	4,184
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,063
5% 4/1/25	5,300	5,632
Series 2012 G, 5% 11/1/25	2,500	2,726
Series 2016 D, 4% 4/1/33	1,660	1,952
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	3,000	3,143
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,800	2,934
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,207
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,396
5% 5/15/35	4,725	5,252
5% 5/15/40	2,250	2,476
Series 2017, 5% 5/15/47	1,000	1,107
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,925
5% 1/1/38	3,240	3,848
5% 1/1/43	7,300	8,577
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	305
5% 7/1/28	660	841
5% 7/1/29	695	876
5% 7/1/30	730	915
5% 7/1/31	765	955
5% 7/1/32	805	1,000
5% 7/1/33	845	1,045
5% 7/1/34	885	1,092
5% 7/1/35	925	1,139
5% 7/1/36	500	614
5% 7/1/37	650	796
5% 7/1/38	500	611
5% 7/1/43	1,250	1,511
5% 7/1/48	9,000	10,798
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	415
5% 6/1/39 (c)	475	518
5% 6/1/51 (c)	1,440	1,541
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,006
Series 2015:
5% 2/1/35	1,500	1,490
5% 2/1/45	4,285	4,198
Series 2016:
5% 10/1/26	1,125	1,375
5% 10/1/27	2,360	2,869
5% 10/1/28	1,230	1,486
5% 10/1/29	675	811
5% 10/1/30	1,100	1,319
5% 10/1/33	1,850	2,171
Series 2017 A, 5% 11/1/32 (c)	1,135	1,250
Series 2018 A, 5% 3/1/42	7,500	9,102
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,291
Series 2017 A:
4% 5/1/31	1,500	1,807
4% 5/1/32	1,150	1,379
4% 5/1/33	1,375	1,634
4% 5/1/34	1,375	1,624
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	7,908
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	722
5% 9/1/28	1,250	1,386
5% 9/1/32	1,125	1,233
5% 9/1/35	585	640
Desert Sands Unified School District Series 2013 B:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,237
5% 6/1/28 (Pre-Refunded to 6/1/23 @ 100)	2,000	2,237
5% 6/1/29 (Pre-Refunded to 6/1/23 @ 100)	1,650	1,845
5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	2,500	2,796
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	1,750	1,957
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	341
5% 7/1/30	250	349
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,338
El Dorado County Gen. Oblig. 5% 9/1/23	1,345	1,456
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	411
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,146
Series 2015:
5% 9/1/27	1,940	2,305
5% 9/1/28	4,125	4,874
5% 9/1/29	4,325	5,093
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,343
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,066
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,903
Series 2016:
5% 9/1/27	1,875	2,251
5% 9/1/28	1,500	1,785
5% 9/1/29	2,000	2,364
5% 9/1/30	1,720	2,022
5% 9/1/31	2,500	2,926
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	3,180	3,505
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,608
0% 10/1/25 (AMBAC Insured)	1,665	1,588
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,520
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,733
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,895
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	7,107
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	5,008
Series 2013 A, 5% 6/1/30	6,000	6,626
Series 2015 A, 5% 6/1/33	2,305	2,711
Series 2017 A1:
5% 6/1/21	2,000	2,048
5% 6/1/22	2,000	2,142
5% 6/1/23	2,000	2,233
5% 6/1/24	3,000	3,474
5% 6/1/25	3,050	3,637
5% 6/1/29	3,000	3,704
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,807
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2019:
4% 9/2/38	1,000	1,186
4% 9/2/39	1,000	1,183
5% 9/2/44	2,545	3,215
4% 9/2/21	1,750	1,800
5% 9/2/23	1,000	1,077
5% 9/2/24	825	926
5% 9/2/25	500	538
5% 9/2/26	800	895
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	1,986
5% 9/1/26	1,860	2,166
5% 9/1/27	1,725	2,005
5% 9/1/28	1,000	1,158
5% 9/1/29	1,250	1,442
Series 2013 A:
5% 9/1/24	3,830	4,300
5% 9/1/25	4,085	4,584
5% 9/1/26	4,105	4,596
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,854
5% 8/15/28	1,960	2,057
5% 8/15/29	4,225	4,432
5% 8/15/30	4,555	4,779
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,078
5% 8/1/25	1,000	1,077
5% 8/1/26	1,000	1,077
5% 8/1/27	1,000	1,077
5% 8/1/28	1,000	1,077
5% 8/1/29	1,000	1,075
5% 8/1/30	1,000	1,074
5% 8/1/31	1,000	1,072
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,960
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,762
0% 6/1/31 (FSA Insured)	8,285	7,089
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (b)	1,110	1,357
5% 5/15/27 (b)	2,000	2,493
5% 5/15/29 (b)	1,350	1,662
5% 5/15/30 (b)	1,300	1,593
5% 5/15/31 (b)	2,400	2,930
5% 5/15/32 (b)	1,760	2,139
5% 5/15/33 (b)	1,350	1,634
5% 5/15/34 (b)	1,650	1,993
5% 5/15/35 (b)	2,500	3,014
5% 5/15/36 (b)	3,000	3,608
5% 5/15/37 (b)	2,755	3,305
Series 2019 A, 5% 5/15/44	10,000	12,462
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	412
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/29 (Pre-Refunded to 8/1/24 @ 100)	7,000	8,218
Series 2017 J, 4% 8/1/33	2,500	2,986
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,816
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,763
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,420
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	916
5% 5/15/25 (b)	2,250	2,684
5% 5/15/26 (b)	1,715	2,038
5% 5/15/27 (b)	1,250	1,479
5% 5/15/28 (b)	1,250	1,474
5% 5/15/29 (b)	1,575	1,851
5% 5/15/30 (b)	1,400	1,641
Series 2015 D:
5% 5/15/23 (b)	1,390	1,542
5% 5/15/28 (b)	1,950	2,300
5% 5/15/29 (b)	2,550	2,997
5% 5/15/30 (b)	2,000	2,345
5% 5/15/31 (b)	2,540	2,971
5% 5/15/41 (b)	3,240	3,731
Series 2016 A:
5% 5/15/29 (b)	2,500	3,008
5% 5/15/30 (b)	2,500	2,995
5% 5/15/31 (b)	3,000	3,583
5% 5/15/32 (b)	3,700	4,402
5% 5/15/33 (b)	2,000	2,371
5% 5/15/35 (b)	2,000	2,364
5% 5/15/42 (b)	7,500	8,760
Series 2016 B:
5% 5/15/22 (b)	1,000	1,066
5% 5/15/26 (b)	1,600	1,966
5% 5/15/27 (b)	1,000	1,220
5% 5/15/36 (b)	3,600	4,246
5% 5/15/41 (b)	3,750	4,389
Series 2017 B:
5% 5/15/23 (b)	1,000	1,110
5% 5/15/24 (b)	1,500	1,729
5% 5/15/25 (b)	1,750	2,088
Series 2018 D, 5% 5/15/48 (b)	2,000	2,456
Series 2018, 5% 5/15/43 (b)	10,000	12,385
Series 2019 A, 5% 5/15/49 (b)	4,950	6,071
Series 2019 D, 5% 5/15/49 (b)	4,000	4,866
Series A, 5% 5/15/30 (b)	700	862
Series F:
4% 5/15/49 (b)	5,000	5,713
5% 5/15/30 (b)	2,480	3,210
5% 5/15/34 (b)	950	1,203
5% 5/15/44 (b)	9,000	11,121
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,037
5% 7/1/30	6,000	7,087
Series 2016 B, 5% 7/1/42	4,595	5,486
Series B:
5% 7/1/40	16,500	22,020
5% 7/1/50	10,000	13,085
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A:
5% 7/1/47	3,030	3,990
5% 7/1/50	1,255	1,649
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,738
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24	325	376
5% 5/1/25	540	624
5% 5/1/29	500	574
5% 5/1/30	1,000	1,146
5% 5/1/31	1,555	1,779
Series 2014 B:
5% 5/1/24	200	231
5% 5/1/25	225	260
5% 5/1/29	500	574
5% 5/1/30	400	458
5% 5/1/31	400	458
Series 2016 B, 5% 11/1/36	1,500	1,851
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,136
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	4,264
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,092
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	229
5% 4/1/28	3,350	4,107
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,996
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,717
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	935	941
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605	623
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,905
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,988
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,801
5% 6/1/31	500	546
5% 6/1/32	500	544
5% 6/1/33	1,800	1,954
5% 6/1/34	1,345	1,459
5% 6/1/35	1,895	2,054
5% 6/1/36	2,000	2,165
5% 6/1/41	6,155	6,637
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,387
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,448
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,772
5% 9/1/25	1,000	1,073
5% 9/1/26	1,155	1,236
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	4,089
Series 2015:
4% 9/1/24 (FSA Insured)	330	373
5% 9/1/25 (FSA Insured)	680	808
5% 9/1/26 (FSA Insured)	500	593
5% 9/1/26 (FSA Insured)	1,500	1,779
5% 9/1/27 (FSA Insured)	455	539
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,731
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,250	11,444
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	1,800	1,875
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,877
5% 5/1/38	2,265	2,717
5% 5/1/39	1,500	1,797
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,588
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25 (Pre-Refunded to 1/15/21 @ 100)	3,460	3,480
Series 2015 A:
5% 1/15/28	1,225	1,487
5% 1/15/29	1,650	1,999
5% 1/15/30	1,665	2,014
5% 1/15/31	1,520	1,836
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	150	155
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/30	1,250	1,474
5% 8/1/30 (FSA Insured)	1,570	1,866
5% 8/1/40	3,500	4,061
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,077
5% 2/1/23	5,000	5,241
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	4,222
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,642
5% 2/1/36	6,630	8,003
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	6,302
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,543
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,784
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,953
Series 2017, 5% 11/1/42	3,000	3,426
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,529
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,868
Placer County Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	997
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	5,011
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,586
Series 2012 P:
5% 5/1/22 (b)	4,000	4,246
5% 5/1/24 (b)	3,070	3,268
Series 2017 D:
5% 11/1/25 (b)	5,135	6,195
5% 11/1/26 (b)	2,285	2,827
5% 11/1/27 (b)	4,000	5,054
5% 11/1/28 (b)	4,925	6,205
5% 11/1/29 (b)	4,200	5,277
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,020
5% 6/15/28	2,190	2,636
5% 12/15/28	2,200	2,642
5% 12/15/29	4,825	5,767
5% 12/15/30	3,500	4,657
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	10,540
Series 2011, 0% 8/1/46	10,150	4,952
Series B:
0% 8/1/33	4,840	3,863
0% 8/1/35	9,000	6,793
0% 8/1/37	6,325	4,507
0% 8/1/41	5,130	3,228
Poway Unified School District Pub. Fing.:
Series 2015 A, 5% 9/1/31	1,260	1,447
5% 9/15/26	930	1,045
5% 9/1/30	1,495	1,722
5% 9/1/32	1,795	2,050
5% 9/1/33	2,740	3,118
5% 9/1/34	1,225	1,393
5% 9/1/35	1,580	1,793
5% 9/1/36	3,395	3,833
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,033
5% 9/1/26 (FSA Insured)	1,350	1,572
5% 9/1/27 (FSA Insured)	1,700	1,973
5% 9/1/28 (FSA Insured)	1,700	1,970
5% 9/1/29 (FSA Insured)	1,850	2,138
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,678
5% 8/1/39	390	508
5% 8/1/44	2,135	2,736
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,718
5.75% 6/1/48	5,000	5,425
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,917
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,071
5% 8/1/27	1,725	2,081
5% 8/1/28	1,935	2,331
5% 8/1/29	2,330	2,804
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,570
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,223
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,505
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,114
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	6,081
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,686
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,809
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,590
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	929
5% 7/1/36	2,000	2,345
5% 7/1/41	6,430	7,473
Series 2018 C:
5% 7/1/34 (b)	4,000	4,860
5% 7/1/35 (b)	5,000	6,056
5% 7/1/36 (b)	7,500	9,051
Series 2018 E:
5% 7/1/33	1,300	1,611
5% 7/1/34	1,000	1,237
5% 7/1/35	1,000	1,234
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,028
Series 2013 A, 5% 8/15/41	2,810	3,125
Series 2016 D, 5% 8/15/28	2,500	3,330
Sacramento TOT Rev. Series A:
5% 6/1/34	700	820
5% 6/1/35	2,065	2,414
5% 6/1/36	2,215	2,579
5% 6/1/37	2,405	2,793
5% 6/1/38	1,240	1,436
5% 6/1/43	6,000	6,870
San Bernardino Cmnty. College District Series 2019 A, 4% 8/1/44	2,000	2,313
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	6,860	7,824
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22 (Escrowed to Maturity)	10,000	10,546
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (Escrowed to Maturity)	1,100	1,234
5% 8/1/24 (Escrowed to Maturity)	1,250	1,408
5% 8/1/25 (Pre-Refunded to 8/1/23 @ 100)	2,000	2,249
5% 8/1/27 (Pre-Refunded to 8/1/23 @ 100)	2,000	2,249
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,841
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,005
5% 7/1/31	2,000	2,404
5% 7/1/33	1,735	2,068
5% 7/1/34	1,380	1,640
5% 7/1/35	1,500	1,779
5% 7/1/36	1,980	2,342
5% 7/1/38	2,000	2,355
5% 7/1/42	5,000	5,833
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,150
5% 7/1/25 (b)	515	613
5% 7/1/27 (b)	500	625
5% 7/1/28 (b)	1,000	1,241
5% 7/1/29 (b)	1,725	2,125
5% 7/1/30 (b)	2,915	3,573
5% 7/1/31 (b)	1,250	1,526
5% 7/1/32 (b)	1,300	1,580
5% 7/1/33 (b)	1,330	1,610
5% 7/1/34 (b)	1,000	1,209
5% 7/1/36 (b)	1,500	1,805
5% 7/1/37 (b)	750	900
5% 7/1/47 (b)	5,250	6,183
Series A, 5% 7/1/26 (b)	690	844
Series 2000 B, 5% 7/1/22	4,000	4,285
Series 2013 B, 5% 7/1/38 (b)	7,000	7,597
Series 2017A, 5% 7/1/42	5,810	6,999
Series 2019 B:
5% 7/1/28 (b)	715	911
5% 7/1/49 (b)	3,250	3,970
Series 2020 B:
5% 7/1/29	2,720	3,587
5% 7/1/30	2,550	3,427
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,820
Series 2015 A, 5% 10/15/44	4,005	4,688
Series 2016:
5% 10/15/29	2,000	2,348
5% 10/15/30	1,000	1,171
5% 10/15/31	650	757
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,792
Series 2008 C, 0% 7/1/37	1,300	966
Series 2008 E, 0% 7/1/47 (d)	8,700	8,575
Series A, 4% 7/1/50	5,000	6,019
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,546
4% 7/1/39	2,075	2,416
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (b)	1,865	2,090
Series 2016 B:
5% 5/1/41 (b)	9,695	11,325
5% 5/1/46 (b)	23,000	26,666
Series 2017 A, 5% 5/1/42 (b)	3,000	3,574
Series 2017 D, 5% 5/1/25 (b)	2,250	2,675
Series 2019 A:
5% 5/1/36 (b)	10,000	12,610
5% 5/1/37 (b)	5,595	7,034
5% 1/1/47 (b)	3,005	3,630
Series 2019 B, 5% 5/1/49	5,000	6,237
Series 2019 E, 5% 5/1/50 (b)	7,000	8,574
Series A, 5% 5/1/44 (b)	8,390	9,379
5% 5/1/28	2,280	2,791
5% 5/1/29	1,225	1,492
5% 5/1/30	330	400
5% 5/1/32	1,000	1,206
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,071
5% 8/1/24	750	802
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,020
5% 8/1/26 (FSA Insured)	1,055	1,227
5% 8/1/27 (FSA Insured)	1,250	1,452
5% 8/1/28 (FSA Insured)	1,250	1,449
5% 8/1/29 (FSA Insured)	3,150	3,645
5% 8/1/30 (FSA Insured)	4,070	4,702
5% 8/1/31 (FSA Insured)	650	750
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,848
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	3,084
5% 3/1/29 (b)	710	868
5% 3/1/31 (b)	1,100	1,331
5% 3/1/32 (b)	850	1,024
5% 3/1/33 (b)	1,095	1,314
5% 3/1/34 (b)	1,250	1,497
5% 3/1/35 (b)	3,460	4,137
5% 3/1/36 (b)	2,250	2,683
5% 3/1/37 (b)	2,250	2,677
5% 3/1/41 (b)	10,235	12,085
Series 2017 B:
5% 3/1/29	200	248
5% 3/1/30	250	308
5% 3/1/32	235	287
5% 3/1/33	250	304
5% 3/1/34	500	606
5% 3/1/37	3,000	3,614
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,979
5% 10/1/29	675	802
5% 10/1/30	2,000	2,372
5% 10/1/31	2,310	2,734
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,162
Series 2010 B:
0% 8/1/35	3,675	2,774
0% 8/1/37	1,900	1,349
0% 8/1/47	9,000	4,632
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,334
5% 9/1/37	1,000	1,331
5% 9/1/38	760	1,007
5% 9/1/39	1,000	1,322
5% 9/1/40	1,100	1,451
San Mateo County Joint Powers Fing. Auth. Series 2019 A:
5% 7/15/24	4,000	4,673
5% 7/15/26	4,000	5,011
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,297
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,982
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,455
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,445
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	954
5% 6/15/26 (FSA Insured)	860	992
5% 6/15/27 (FSA Insured)	1,770	2,035
5% 6/15/28 (FSA Insured)	1,865	2,136
5% 6/15/29 (FSA Insured)	1,780	2,034
5% 6/15/30 (FSA Insured)	1,150	1,315
5% 6/15/31 (FSA Insured)	1,000	1,142
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550	569
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,305
5% 4/1/32	1,365	1,760
5% 4/1/34	1,000	1,279
5% 4/1/36	2,135	2,716
5% 4/1/37	1,000	1,268
5% 4/1/38	845	1,069
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,100
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	911
5% 7/1/36	2,380	2,942
5% 7/1/37	1,780	2,195
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,521
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	519
4% 7/1/37	475	565
4% 7/1/38	450	534
4% 7/1/39	550	652
5% 7/1/30	250	322
5% 7/1/31	350	449
5% 7/1/32	255	325
5% 7/1/33	250	318
5% 7/1/34	315	400
5% 7/1/35	400	506
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/22 (AMBAC Insured)	2,900	2,878
0% 9/1/25 (AMBAC Insured)	6,800	6,586
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	957
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	3,085
South Bayside Waste Mgmt. Auth.:
Series 2019 A, 5% 9/1/42 (FSA Insured)	1,300	1,650
Series 2019 B:
5% 9/1/21 (b)	1,245	1,288
5% 9/1/24 (b)	440	515
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,377
5% 4/1/36	3,000	3,546
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,054
5% 8/15/26	1,975	2,079
5% 8/15/27	700	736
5% 8/15/28	1,000	1,051
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (a)	10,000	10,023
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,345
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,299
5% 10/1/35	1,000	1,249
5% 10/1/36	1,585	1,971
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	349
5% 8/1/25 (FSA Insured)	750	869
5% 8/1/27 (FSA Insured)	265	306
5% 8/1/28 (FSA Insured)	510	588
5% 8/1/38 (FSA Insured)	2,500	2,825
5% 8/1/42 (FSA Insured)	4,650	5,232
Series 2012:
5% 7/1/23 (FSA Insured)	1,270	1,359
5% 7/1/24 (FSA Insured)	1,350	1,444
5% 7/1/25 (FSA Insured)	1,060	1,134
5% 7/1/26 (FSA Insured)	1,110	1,187
5% 7/1/27 (FSA Insured)	1,065	1,138
5% 1/1/29 (FSA Insured)	600	641
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,850
5% 9/1/25 (FSA Insured)	3,500	4,241
5% 9/1/26 (FSA Insured)	3,000	3,741
5% 9/1/27 (FSA Insured)	4,000	4,924
5% 9/1/28 (FSA Insured)	3,500	4,284
5% 9/1/29 (FSA Insured)	2,000	2,429
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,158
5% 6/1/26	1,000	1,236
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	961
5% 11/15/25 (FSA Insured)	800	970
5% 11/15/26 (FSA Insured)	965	1,167
5% 11/15/27 (FSA Insured)	1,500	1,810
5% 11/15/28 (FSA Insured)	1,165	1,403
Turlock Irrigation District Rev.:
Series 2011, 5.5% 1/1/41	10,000	10,042
Series 2020:
5% 1/1/31	6,375	8,668
5% 1/1/32	6,695	9,054
5% 1/1/41	4,000	5,245
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,988
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,967
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	3,003
Series 2017 AV, 5% 5/15/34	2,000	2,512
Series 2019 BB, 5% 5/15/49	2,000	2,507
Series 2020 BE, 4% 5/15/50	1,855	2,227
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,103
4% 1/1/36	1,000	1,100
5% 1/1/30	1,285	1,554
5% 1/1/31	1,350	1,624
5% 1/1/32	1,400	1,675
5% 1/1/33	2,835	3,370
5% 1/1/34	2,230	2,639
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,049
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,516
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,535
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,463
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,092
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,545
5.5% 8/1/38	1,500	1,700
5.5% 8/1/40	5,000	5,655
Washington Township Health Care District Rev.:
Series 2010 A, 5.5% 7/1/38	3,100	3,112
Series 2017 B:
5% 7/1/30	2,500	3,008
5% 7/1/32	1,350	1,602
5% 7/1/33	1,000	1,176
Series 2019 A:
5% 7/1/30	1,000	1,261
5% 7/1/31	875	1,090
5% 7/1/32	890	1,102
5% 7/1/36	750	907
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,306
Series 2014 A:
5% 8/1/23	365	409
5% 8/1/25	2,555	2,975
5% 8/1/26	2,550	2,963
5% 8/1/27	1,150	1,331
5% 8/1/28	1,000	1,155
5% 8/1/29	1,675	1,932
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,757
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,259
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,077

TOTAL CALIFORNIA		2,131,783

Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	519
Series C, 5% 10/1/21 (Escrowed to Maturity) (b)	390	404

TOTAL GUAM		923

TOTAL MUNICIPAL BONDS
(Cost $1,951,939)		2,132,706

Municipal Notes - 2.5%
California - 2.5%
California Gen. Oblig. Participating VRDN:
Series Spears DB 80 17, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500	$1,500
Series Spears DB 80 18, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,300	1,300
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series 2017, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,850	3,850
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Participating VRDN Series DB 8028, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	10,500	10,500
Series 2019 A1, 0.08% 12/1/20 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	10,000	10,000
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 0.17% 12/1/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,418	1,418
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.46% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)(g)	8,400	8,400
Univ. of California Revs.:
Participating VRDN Series Spears DB 80 20, 0.26% 12/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,000	3,000
Series 2013 AL3, 0.08% 12/1/20, VRDN (a)	15,700	15,700
TOTAL MUNICIPAL NOTES
(Cost $55,668)		55,668
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $2,007,607)		2,188,374
NET OTHER ASSETS (LIABILITIES) - 1.9%		41,384
NET ASSETS - 100%		$2,229,758

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,291,000 or 0.3% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,400,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
River Islands Pub. Fing. Auth. Participating VRDN Series MIZ 90 26, 0.46% 1/4/21 (Liquidity Facility Mizuho Cap. Markets Llc)	8/14/20	$8,400

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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